Consolidated Balance Sheets - CNY (¥)	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	¥ 121,794,484	¥ 152,368,315
Restricted cash	7,916,393	31,869,116
Accounts receivable, net	17,691,916	30,525,920
Inventories	36,792,722	37,578,415
Prepaid expenses and other current assets	142,235,378	158,881,587
Total current assets	326,625,658	417,080,989
Non-current assets
Property and equipment, net	332,069,736	502,158,702
Intangible assets, net	81,014,374	97,019,088
Operating lease right-of-use assets	348,916,320	493,308,393
Other non-current assets	88,050,605	53,966,563
Total non-current assets	850,051,035	1,146,452,746
Total assets	1,176,676,693	1,563,533,735
Current liabilities
Bank borrowings, current	395,087,735	381,262,545
Accounts payable	199,151,784	223,837,607
Contract liabilities	37,197,137	39,677,547
Amount due to related parties	17,413,631	48,116,596
Convertible notes, at fair value, current		473,715,560
Operating lease liabilities	180,805,734	178,115,199
Other current liabilities	172,606,016	191,206,863
Total current liabilities	1,002,262,037	1,535,931,917
Non-current liabilities
Contract liabilities	10,132,998	8,021,755
Operating lease liabilities	240,282,461	380,075,128
Convertible notes, at fair value, non-current	1,152,723,200	464,847,231
Other non-current liabilities	7,710,918	7,673,110
Total non-current liabilities	1,410,849,577	860,617,224
Total liabilities	2,413,111,614	2,396,549,141
Shareholders’ deficit
Ordinary shares, value	9,733	9,733
Additional paid-in capital	1,821,605,222	1,818,421,338
Accumulated losses	(3,102,993,825)	(2,668,505,330)
Accumulated other comprehensive income	38,393,189	9,184,842
Treasury shares (1,207,053 and 1,233,053 ordinary shares as of December 31, 2025 and 2024, respectively)
Total deficit attributable to shareholders of the Company	(1,242,985,681)	(840,889,417)
Non-controlling interests	6,550,760	7,874,011
Total shareholders’ deficit	(1,236,434,921)	(833,015,406)
Commitments and contingencies
Total liabilities and shareholders’ deficit	1,176,676,693	1,563,533,735
Series A-2 Convertible Preferred Share
Shareholders’ deficit
Series A-2 Convertible Preferred Share (US$0.00004697934970338660 par value, 0.2 share authorized, issued and outstanding as of December 31, 2025 and 2024)
Class A-1 Special Voting Share
Shareholders’ deficit
Ordinary shares, value
Related Party
Current assets
Amount due from related parties	¥ 194,765	¥ 5,857,636